Details of Significant Accounts - Leasing arrangements, information on profit and loss accounts (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Details of Significant Accounts
Interest expense - lease liabilities	$ 8	$ 9	$ 9
Expense on short-term lease contracts	383	391	292
Items affecting profit or loss due to leases	$ 391	$ 400	$ 301